UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-3120

Exact name of registrant as specified in charter:
Delaware Group Tax-Free Money Fund

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: April 30

Date of reporting period: April 30, 2007

Item 1. Reports to Stockholders

Annual Report	Delaware
Tax-Free Money Fund

April 30, 2007

                                             Fixed income mutual fund

Table of contents

> Portfolio management	1
> Performance summary	2
> Disclosure of Fund expenses	4
> Sector allocation	5
> Statement of net assets	6
> Statement of operations	8
> Statements of changes in net assets	9
> Financial highlights	10
> Notes to financial statements	12
> Report of independent registered public accounting firm	15
> Board of trustees/directors and officers addendum	16
> About the organization	18

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Portfolio management

Delaware Tax-Free Money Fund

April 30, 2007

Fund manager

Michael P. Buckley
Senior Vice President, Portfolio Manager, Director of
Municipal Research

Mr. Buckley joined Delaware Investments in 1996. He heads the company’s municipal research operations and is portfolio manager for Delaware Tax-Free Money Fund. He is also responsible for sector analysis of cities/counties, land secured/ special assessment, nursing care, continuing care retirement communities, workouts, and charter schools. Prior to joining Delaware Investments, he was vice president and municipal credit analyst for T. Rowe Price Associates for eight years. Before this, he was an assistant director for the Government Finance Research Center of the Government Finance Officers Association, where he managed the center’s financial advisory business. Mr. Buckley received a bachelor’s degree, cum laude, in environmental design from the University of Massachusetts at Amherst and a master’s degree in urban planning from the University of Oregon. He is also a member of the National Federation of Municipal Analysts and the Society of Municipal Analysts.

Performance summary

Delaware Tax-Free Money Fund

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value may fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Tax-Free Money Fund prospectus contains this and other important information about the Fund. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Please read the prospectus carefully before you invest or send money.

Returns reflect the reinvestment of all distributions.

Please see the Fund’s current prospectus, as supplemented, which contains important information regarding the portfolio manager(s) for the Fund. A copy of the prospectus may be obtained by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com.

An expense limitation was in effect for all classes during the periods shown below. Performance would have been lower had the expense limitation not been in effect.

The Fund offers Class A and Consultant Class shares. Total return for Consultant Class shares for the periods prior to March 15, 1988, is based on the performance of Class A shares. Consultant Class shares have an annual distribution and service fee (12-b1 fee) of up to 0.30% of average daily net assets. However, the Board of Trustees for the Fund suspended 12b-1 plan payments effective June 1, 1990. These fees may be reinstated at any time.

Management has contracted to reimburse expenses and/or waive its management fees through Aug. 31, 2007. The most recent Fund prospectus designated the Fund’s net expense ratios for Class A and Consultant Class shares as 0.72% and 1.02%, respectively, and the Fund’s total annual operating expense ratios for Class A and Consultant Class shares as 0.87% and 1.17%, respectively. Please see the fee table in the Fund’s prospectus for more information.

Delaware Tax-Free Money Fund dividends are generally exempt from federal income tax and, in some cases, state and local taxes. A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

An investment in Delaware Tax-Free Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in Delaware Tax-Free Money Fund.

A rise or fall in the interest rates can have a significant impact on bond prices and the net asset value of the Fund.

Fund Performance
Average Annual Total Returns
Through April 30, 2007	SEC 7-day yield	1 year	5 years	10 years	Lifetime
4/30/07
Class A (Est. Sept. 17, 1981)	+3.19%	+2.90%	+1.34%	+1.86%	+3.24%

Consultant Class (Est. Sept. 17, 1981)	+3.19%	+2.90%	+1.34%	+1.86%	+3.22%

U.S. Consumer Price Index	NA	+2.57%	+2.83%	+2.58%	NA

Lipper Tax-Exempt Money
Market Funds Average (114 funds)	NA	+2.92%	+1.41%	+2.11%	+3.50%*

* Assumes a start date of September 30, 1981.

The U.S. Consumer Price Index is calculated by the U.S. Department of Labor and represents the change in the price of goods and services for all urban consumers. You cannot invest directly in an index. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

The Lipper Tax-Exempt Money Market Funds Average represents the average return of money market funds with similar investment objectives tracked by Lipper.

The performance table above does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Past performance is not a guarantee of future results.

Fund basics
As of April 30, 2007

Fund objective
Delaware Tax-Free Money Fund seeks a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity.

Total Fund net assets
$21 million

Number of holdings
32

Fund start date
Sept. 17, 1981

	Nasdaq symbols	CUSIPs
Class A	DTFXX	245911102
Consultant Class	N/A	245911201

Disclosure of Fund expenses

For the period November 1, 2006 to April 30, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 to April 30, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Tax-Free Money Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/06 to
	11/1/06	4/30/07	Ratio	4/30/07*
Actual Fund Return
Class A	$1,000.00	$1,014.70	0.73%	$3.65
Consultant Class	1,000.00	1,014.70	0.73%	3.65
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,021.17	0.73%	$3.66
Consultant Class	1,000.00	1,021.17	0.73%	3.66

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181/365 (to reflect the one-half year period).

Sector allocation

Delaware Tax-Free Money Fund

As of April 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets
Municipal Bonds	58.72%
Corporate-Backed Revenue Bonds	2.34%
Education Revenue Bonds	2.53%
Housing Revenue Bonds	5.21%
Local General Obligation Bonds	5.69%
Pre-Refunded Bonds	15.32%
Special Tax Revenue Bonds	11.37%
State General Obligation Bonds	11.47%
Transportation Revenue Bonds	2.45%
Water & Sewer Revenue Bonds	2.34%
Variable Rate Demand Notes	40.34%
Corporate-Backed Revenue Bonds	9.19%
Education Revenue Bonds	4.19%
Electric Revenue Bonds	4.65%
Health Care Revenue Bonds	8.58%
Housing Revenue Bonds	7.45%
State General Obligation Bonds	5.35%
Transportation Revenue Bonds	0.93%
Total Value of Securities	99.06%
Receivables and Other Assets Net of Liabilities	0.94%
Total Net Assets	100.00%

Statement of net assets

Delaware Tax-Free Money Fund

April 30, 2007

	Principal
	Amount	Value
Municipal Bonds – 58.72%
Corporate-Backed Revenue Bonds – 2.34%
•New Hampshire Business Finance
Authority Water Facilities Revenue
(Pennichuck Water Works Project)
Series C 5.00% 10/1/35
(AMBAC) (AMT)	$ 500,000	$ 502,407
		502,407
Education Revenue Bonds – 2.53%
Franklin, Indiana Community Multi-
School Building (First Mortgage)
4.00% 7/10/07 (FSA)	295,000	295,197
Texas A & M University Revenue
(Financing System) Series A
5.00% 5/15/07	250,000	250,110
		545,307
Housing Revenue Bonds – 5.21%
•Pittsburgh, Pennsylvania Urban
Redevelopment Authority Revenue
(Wood Street Commons Project)
4.125% 12/1/16
(AMT) (LOC, PNC Bank, N.A.)	855,000	855,000
South Dakota Housing Development
Authority Homeownership
Mortgage Revenue Series C
4.15% 5/1/07	265,000	265,000
		1,120,000
Local General Obligation Bonds – 5.69%
Detroit, Michigan City School
District 5.125% 5/1/07	250,000	250,000
Florida Board of Public Education
(Capital Outlay) Series A
5.00% 6/1/07	250,000	250,272
King & Snohomish Counties,
Washington School District
No. 417 5.50% 12/1/07 (FGIC)	500,000	504,998
Orleans, Louisiana Levee District
Trust Receipts Series A
5.95% 11/1/07 (FSA)	215,000	217,920
		1,223,190
§Pre-Refunded Bonds – 15.32%
Illinois Health Facilities Authority
Revenue (Highland Park Hospital
Project) Series B
5.90% 10/1/12-07 (FGIC)	500,000	514,411
Jefferson County, Kentucky
Capital Projects Lease Revenue
5.375% 6/1/22-07 (MBIA)	1,640,000	1,674,881
Virginia Port Authority Facilities
Revenue 5.50% 7/1/24-07
(MBIA) (AMT)	1,090,000	1,103,840
		3,293,132
Special Tax Revenue Bonds – 11.37%
New Jersey Tax Revenue
Anticipation Notes Series A
4.50% 6/22/07	1,110,000	1,111,173
Texas Tax Revenue Anticipation
Notes 4.50% 8/31/07	830,000	832,045
Tulsa County, Oklahoma Industrial
Authority Capital Improvements
Revenue Series B 5.00% 5/15/07	500,000	500,233
		2,443,451
State General Obligation Bonds – 11.47%
Florida Municipal Loan Council
Revenue Series A
4.00% 5/1/07 (MBIA)	250,000	250,000
Illinois Certificates 4.25% 6/7/07	1,265,000	1,265,627
Tennessee Series C 3.00% 9/1/07	550,000	548,541
Texas College Student Loan
5.25% 8/1/07 (AMT)	400,000	401,193
		2,465,361
Transportation Revenue Bonds – 2.45%
Ohio Transportation Project Revenue
Series 2006-2
4.25% 11/15/07 (AMT)	525,000	526,376
		526,376
Water & Sewer Revenue Bonds – 2.34%
Austin, Texas Water & Wastewater
System Revenue Series C
5.00% 11/15/07 (FSA)	500,000	503,426
		503,426
Total Municipal Bonds
(cost $12,622,650)		12,622,650

•Variable Rate Demand Notes – 40.34%
Corporate-Backed Revenue Bonds – 9.19%
Allentown, Pennsylvania
Commercial & Industrial
Development Revenue
(Diocese of Allentown)
4.00% 12/1/29
(LOC, Wachovia Bank, N.A.)	700,000	700,000
Butler County, Pennsylvania
Industrial Development
Authority Revenue
(Wetterau Finance Co. Project)
3.94% 12/1/14
(LOC, Wachovia Bank, N.A.)	1,275,000	1,275,000
		1,975,000
Education Revenue Bonds – 4.19%
Plano, Texas Independent School
District 3.70% 8/15/17
(PSF) (SPA, Helaba)	500,000	500,000

	Principal
	Amount	Value
•Variable Rate Demand Notes (continued)
Education Revenue Bonds (continued)
University of Pittsburgh,
Pennsylvania Commonwealth
System of Higher Education
(University Capital Project)
Series A 3.88% 9/15/09
(SPA, Depfa Bank)	$ 400,000	$ 400,000
		900,000
Electric Revenue Bonds – 4.65%
#Georgia Municipal Electric
Authority Power Revenue Series
K12 144A 4.00% 1/1/20 (MBIA)	1,000,000	1,000,000
		1,000,000
Health Care Revenue Bonds – 8.58%
Hawaii Pacific Health Special
Purpose Revenue (Budget &
Financing Department) Series B-2
4.02% 7/1/33 (RADIAN)
(SPA, Bank of Nova Scotia)	1,000,000	1,000,000
Northampton County, Pennsylvania
Industrial Development Authority
Revenue (First Mortgage -
Kirkland Village) 3.91% 11/1/30
(LOC, Fleet National Bank)	845,000	845,000
		1,845,000
Housing Revenue Bonds – 7.45%
Marietta, Georgia Housing
Authority Multifamily Revenue
(Wood Knoll Project)
3.92% 7/1/24 (Freddie Mac)	1,000,000	1,000,000
Phoenix, Arizona Industrial
Development Authority
Multifamily Housing Revenue
(Sunrise Vista Apartments)
Series A 4.02% 6/1/31 (AMT)
(LOC, Wells Fargo Bank, N.A.)	600,000	600,000
		1,600,000
State General Obligation Bonds – 5.35%
Pennsylvania State University
Series A 3.91% 4/1/31
(SPA, Chase Manhattan Bank)	1,150,000	1,150,000
		1,150,000
Transportation Revenue Bonds – 0.93%
Pennsylvania Turnpike Commission
Series Q 4.00% 6/1/28
(SPA, U.S. Bank, N.A.)	200,000	200,000
		200,000
Total Variable Rate Demand Notes
(cost $8,670,000)		8,670,000
Total Value of Securities – 99.06%
(cost $21,292,650)å		$21,292,650
Receivables and Other Assets
Net of Liabilities – 0.94%		202,145
Net Assets Applicable to 21,501,131
Shares Outstanding – 100.00%		$21,494,795

Net Asset Value – Delaware Tax-Free Money Fund
Class A ($20,923,839 / 20,930,007 Shares)		$1.00
Net Asset Value – Delaware Tax-Free Money Fund
Consultant Class ($570,956 / 571,124 Shares)		$1.00

Components of Net Assets at April 30, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$21,501,131
Accumulated net realized loss on investments		(6,336)
Total net assets		$21,494,795

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of April 30, 2007.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2007, the aggregate amount of Rule 144A securities equaled $1,000,000, which represented 4.65% of the Fund’s net assets. See Note 6 in ”Notes to financial statements.”

å	Also the cost for federal income tax purposes.

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
Freddie Mac — Insured by Freddie Mac
FSA — Insured by Financial Security Assurance
LOC — Letter of Credit
MBIA — Insured by the Municipal Bond Insurance Association
PSF — Insured by Permanent School Fund
RADIAN — Insured by Radian Asset Assurance
SPA — Stand-by Purchase Agreement

See accompanying notes

Statement of operations

Delaware Tax-Free Money Fund

Year Ended April 30, 2007

Investment Income:
Interest		$798,598

Expenses:
Management fees	99,704
Registration fees	40,022
Legal fees	21,611
Dividend disbursing and transfer agent fees and expenses	16,851
Audit and taxes	11,489
Reports and statements to shareholders	9,842
Accounting and administration expenses	8,863
Trustees’ fees and benefits	4,200
Pricing fees	1,056
Insurance fees	488
Custodian fees	487
Consulting fees	465
Dues and services	302
Trustees’ expenses	111
Taxes (other than taxes on income)	77	215,568
Less expenses absorbed or waived		(48,473)
Less expense paid indirectly		(434)
Total operating expenses		166,661
Net Investment Income		631,937

Net Realized Loss on Investments		(6,336)

Net Increase in Net Assets Resulting from Operations		$625,601

See accompanying notes

Statements of changes in net assets

Delaware Tax-Free Money Fund

	Year Ended
	4/30/07	4/30/06
Increase (Decrease) in Net Assets from Operations:
Net investment income	$631,937	$523,592
Net realized loss on investments	(6,336)	—
Net increase in net assets resulting from operations	625,601	523,592

Dividends to Shareholders from:
Net investment income:
Class A	(615,805)	(505,611)
Consultant Class	(16,132)	(13,231)
	(631,937)	(518,842)

Capital Share Transactions:
Proceeds from shares sold:
Class A	12,337,805	13,699,273
Consultant Class	357,235	480,733
Net asset value of shares issued upon reinvestment of dividends:
Class A	595,236	468,216
Consultant Class	16,132	12,906
	13,306,408	14,661,128
Cost of shares repurchased:
Class A	(15,400,138)	(17,089,245)
Consultant Class	(370,027)	(532,164)
	(15,770,165)	(17,621,409)
Decrease in net assets derived from capital share transactions	(2,463,757)	(2,960,281)
Net Decrease in Net Assets	(2,470,093)	(2,955,531)

Net Assets:
Beginning of year	23,964,888	26,920,419
End of year (there was no undistributed net investment income at either year end)	$21,494,795	$23,964,888

See accompanying notes

Financial highlights

Delaware Tax-Free Money Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	4/30/07	4/30/06	4/30/05	4/30/04	4/30/03
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Income from investment operations:
Net investment income	0.029	0.021	0.009	0.004	0.004
Total from investment operations	0.029	0.021	0.009	0.004	0.004

Less dividends from:
Net investment income	(0.029)	(0.021)	(0.009)	(0.004)	(0.004)
Total dividends	(0.029)	(0.021)	(0.009)	(0.004)	(0.004)

Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total return[1]	2.90%	2.07%	0.94%	0.41%	0.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,924	$23,397	$26,314	$21,443	$20,196
Ratio of expenses to average net assets	0.75%	0.78%	0.72%	0.79%	1.00%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	0.97%	0.88%	0.85%	0.96%	1.00%
Ratio of net investment income to average net assets	2.85%	2.06%	0.92%	0.37%	0.45%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	2.63%	1.96%	0.79%	0.20%	0.45%

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitations not been in effect.

See accompanying notes

Delaware Tax-Free Money Fund Consultant Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	4/30/07	4/30/06	4/30/05	4/30/04	4/30/03
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000

Income from investment operations:
Net investment income	0.029	0.021	0.009	0.004	0.004
Total from investment operations	0.029	0.021	0.009	0.004	0.004

Less dividends from:
Net investment income	(0.029)	(0.021)	(0.009)	(0.004)	(0.004)
Total dividends	(0.029)	(0.021)	(0.009)	(0.004)	(0.004)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[1]	2.90%	2.07%	0.94%	0.41%	0.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$571	$568	$606	$696	$764
Ratio of expenses to average net assets	0.75%	0.78%	0.72%	0.79%	1.00%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	0.97%	0.88%	0.85%	0.96%	1.00%
Ratio of net investment income to average net assets	2.85%	2.06%	0.92%	0.37%	0.45%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	2.63%	1.96%	0.79%	0.20%	0.45%

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitations not been in effect.

See accompanying notes

Notes to financial statements

Delaware Tax-Free Money Fund

April 30, 2007

Delaware Group Tax-Free Money Fund (the “Trust”) is organized as a Delaware statutory trust and offers one series, the Delaware Tax-Free Money Fund (the “Fund”). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A and Consultant Class shares. Neither class is subject to a sales charge.

The investment objective of the Fund is to seek a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on October 31, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

Effective September 1, 2006, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.72% of average daily net assets of the Fund through August 31, 2007. Prior to September 1, 2006, DMC had contractually agreed to waive its fees in order to prevent such expenses from exceeding 0.78% of the average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund’s average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Consultant Class shares. Effective June 1, 1990, distribution and service fee payments to DDLP were suspended but may be reinstated in the future. No distribution expenses are paid by Class A shares.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At April 30, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$12,332
Dividend disbursing, transfer agent, accounting
and administration fees and other expenses
payable to DSC	2,045
Other expenses payable to DMC and affiliates*	746

*	DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended April 30, 2007, the Fund was charged $1,104 for internal legal and tax services by DMC and/or its affiliates’ employees.

Trustees’ fees and benefits include expenses accrued by the Fund for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provided for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees of the Fund unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent trustees so entitled. The retirement benefit payout for the Fund was $2,950.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Dividend and Distribution Information

Income distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends paid during the years ended April 30, 2007 and 2006 was as follows:

	Year Ended
	4/30/07	4/30/06
Tax-exempt income	$631,937	$518,842

4. Components of Net Assets on a Tax Basis

As of April 30, 2007, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$21,501,131
Post-October losses	(6,336)
Net assets	$21,494,795

Post-October losses represent losses realized on investment transactions from November 1, 2006 through April 30, 2007 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

5. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	4/30/07	4/30/06
Shares sold:
Class A	12,337,805	13,699,273
Consultant Class	357,235	480,733

Shares issued upon reinvestment
of dividends:
Class A	595,236	468,216
Consultant Class	16,132	12,906
	13,306,408	14,661,128

Shares repurchased:
Class A	(15,400,138)	(17,089,245)
Consultant Class	(370,027)	(532,164)
	(15,770,165)	(17,621,409)
Net decrease	(2,463,757)	(2,960,281)

6. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified on Statement of Net Assets.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held

(continues)     13

Notes to financial statements

Delaware Tax-Free Money Fund

6. Credit and Market Risk (continued)

by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At April 30, 2007, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Tax Information (unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended April 30, 2007, the Fund designates distributions paid during the year as follows:

(A)
Tax-Exempt
Distributions
(Tax Basis)
100%

(A) is based on a percentage of the Fund’s total distributions.

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group Tax-Free Money Fund –
Delaware Tax-Free Money Fund

We have audited the accompanying statement of net assets of Delaware Tax-Free Money Fund (the sole series of Delaware Group Tax-Free Money Fund) (the “Fund”) as of April 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Tax-Free Money Fund series of Delaware Group Tax-Free Money Fund at April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
June 14, 2007

Board of trustees/directors
and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Interested Trustees
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	83	None
2005 Market Street	President,	since August 16, 2006	various executive capacities
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer
April 14, 1963		since August 1, 2006
Independent Trustees
Thomas L. Bennett	Trustee	Since	Private Investor —	83	None
2005 Market Street		March 2005	(March 2004–Present)
Philadelphia, PA
19103			Investment Manager —
Morgan Stanley & Co.
October 4, 1947			(January 1984–March 2004)
John A. Fry	Trustee	Since	President —	83	Director —
2005 Market Street		January 2001	Franklin & Marshall College		Community Health
Philadelphia, PA			(June 2002–Present)		Systems
19103
			Executive Vice President —		Director —
May 28, 1960			University of Pennsylvania		Allied Barton
			(April 1995–June 2002)		Security Holdings
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	83	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 7, 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	83	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 24, 1947
Ann R. Leven	Trustee	Since	Consultant —	83	Director and
2005 Market Street		September 1989	ARL Associates		Audit Committee
Philadelphia, PA			(Financial Planning)		Chairperson — Andy
19103			(1983–Present)		Warhol Foundation

November 1, 1940					Director and Audit
Committee Chair —
Systemax, Inc.

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Independent Trustees (continued)
Thomas F. Madison	Trustee	Since	President and Chief	83	Director —
2005 Market Street		May 1997[3]	Executive Officer —		CenterPoint Energy
Philadelphia, PA			MLM Partners, Inc.
19103			(Small Business Investing		Director and Audit
			and Consulting)		Committee Chair —
February 25, 1936			(January 1993–Present)		Digital River, Inc.

Director and Audit
Committee Member —
Rimage
Corporation

Director — Valmont
Industries, Inc.
Janet L. Yeomans	Trustee	Since	Vice President	83	None
2005 Market Street		April 1999	(January 2003–Present)
Philadelphia, PA			and Treasurer
19103			(January 2006–Present)
3M Corporation
July 31, 1948
Ms. Yeomans has held
various management positions
at 3M Corporation since 1983.
J. Richard Zecher	Trustee	Since	Founder —	83	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director and Audit
July 3, 1940			Founder —		Committee Member —
			Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)
(September 1998–Present)
Officers
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	83	None[4]
2005 Market Street	Deputy General	September 21, 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 2, 1963
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	83	None[4]
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 21, 1966
John J. O’Connor	Senior Vice President	Treasurer	John J. O’Connor has served in	83	None[4]
2005 Market Street	and Treasurer	since	various executive capacities
Philadelphia, PA		February 2005	at different times at
19103			Delaware Investments.

June 16, 1957
Richard Salus	Senior	Chief Financial	Richard Salus has served in	83	None[4]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 1, 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 4, 1963

[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
[3] In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.
[4] David F. Connor, David P. O’Connor, John J. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. John J. O’Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

This annual report is for the information of Delaware Tax-Free Money Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Money Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

Get shareholder reports and prospectuses online instead of in the mail.

> Visit www.delawareinvestments.com/edelivery

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(1876)	Printed in the USA
AR-006 [4/07] CGI 6/07	MF-07-05-009 PO11901

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on Delaware Investments’ internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett 1
     Thomas F. Madison
     Janet L. Yeomans 1
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $9,700 for the fiscal year ended April 30, 2007.

_______________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $9,500 for the fiscal year ended April 30, 2006.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended April 30, 2007.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $13,400 for the registrant’s fiscal year ended April 30, 2007. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended April 30, 2006.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $28,300 for the registrant’s fiscal year ended April 30, 2006. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures report to the registrant's Board in connection with the pass-through of internal legal cost relating to the operations of the registrant.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $1,700 for the fiscal year ended April 30, 2007. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and review of annual excise distribution calculation.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended April 30, 2007.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $1,700 for the fiscal year ended April 30, 2006. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and review of annual excise distribution calculation.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended April 30, 2006.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended April 30, 2007.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended April 30, 2007.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended April 30, 2006.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended April 30, 2006.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $246,782 and $192,260 for the registrant’s fiscal years ended April 30, 2007 and April 30, 2006, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable. Item

11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Tax-Free Money Fund

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 6, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 6, 2007

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 6, 2007